Fathom OpCo Predecessor Period Acquisitions - Majestic - Summary of Total Purchase Consideration Transferred (Details) - Majestic Metals, LLC [Member] $ in Thousands	Dec. 17, 2020 USD ($)
Business Acquisition [Line Items]
Cash	$ 33,557
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	1,471
Fair value of total consideration transferred	$ 35,028